Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Schedule of components of property and equipment

Property and equipment consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013
Buildings and improvements	$653,547	$601,900
Land	289,559	287,044
Fixtures and equipment	25,181	19,890
Construction in process	61,654	59,277
Capitalized internal use software	7,530	5,847
Total property and equipment	1,037,471	973,958
Less accumulated depreciation	(213,888)	(170,322)
Total	$823,583	$803,636

Property and equipment consisted of the following at December 31 (in thousands):

	2013	2012
Buildings and improvements	$601,900	$498,984
Land	287,044	289,903
Fixtures and equipment	19,890	14,554
Construction in process	59,277	17,809
Capitalized internal use software	5,847	5,847

Total property and equipment	973,958	827,097
Less accumulated depreciation	(170,322)	(114,775)

Total	$803,636	$712,322